Retirement benefit obligations - Movements in Net Post-retirement Defined Benefit Scheme Asset (Details) - Amount recognized £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Net defined benefit asset, beginning balance	£ 1,469
Income statement charge	(122)
Employer contributions	949
Remeasurement	604
Net defined benefit asset, ending balance	£ 2,900